ALLOWANCE FOR LOAN LOSSES - Roll forward of allowance for loan losses (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Provision for losses on loans	$ 518	$ 585	$ 285	$ 55	$ 290	$ 590	$ 250	$ 150	$ 1,443	$ 1,280	$ 700
Loans Receivable
Allowance for loan losses:
Beginning balance				2,160				1,447	2,160	1,447	1,242
Provision for losses on loans									1,443	1,280	700
Charge-offs of loans									(1,937)	(568)	(508)
Recoveries									31	1	13
Ending balance	$ 1,697				$ 2,160				$ 1,697	$ 2,160	$ 1,447